Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Equity Method Investments
SES
SES is a 50% joint venture between AerCap and Safran Aircraft Engines. During the three and six months ended June 30, 2025, we recognized lease rental income from SES of $53 million and $100 million, respectively. During the three and six months ended June 30, 2024, we recognized lease rental income from SES of $34 million and $66 million, respectively. As of June 30, 2025, $21 million was payable to SES with respect to insurance proceeds awarded to AerCap.
Other related parties
Other related parties include our associated companies as detailed in Note 10—Associated companies. The following table presents amounts received from, or paid to, other related parties for management fees, dividends and contributions for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Management fees and other	$2,885	$2,014	$7,122	$6,336
Dividends	1,517	555	9,415	4,095
Contributions	—	—	(544)	(653)
Einn Volant Aircraft Leasing Holdings Ltd. (“EVAL”)
During the six months ended June 30, 2025, AerCap completed the sale of two engines to EVAL